STATEMENTS OF CONSOLIDATED CASH FLOWS (Parenthetical) - EUR (€)		12 Months Ended
	Nov. 18, 2020	Dec. 31, 2020
Statement Of Cash Flows Line Items
Value of shares to be delivered recorded as financial indemnity expense		€ 1,394,000
Term Deposits [Member]
Statement Of Cash Flows Line Items
Current financial assets		12,500,000
Convertible notes to NEGMA
Statement Of Cash Flows Line Items
Damages		€ 378,000
Number of shares to be delivered		2,050,000
Value of shares to be delivered recorded as financial indemnity expense		€ 1,394,000
Number of shares to be returned	2,050,000	2,050,000
Value of shares to be returned		€ 23,500,000
Maximum exposure to credit risk		1,394,000
Provisions for litigation
Statement Of Cash Flows Line Items
Penalty		€ 7,000
Number of shares to be delivered		2,050,000
Value of shares to be delivered recorded as financial indemnity expense		€ 1,394,000
Number of shares to be returned	2,050,000	2,050,000
Provisions for litigation | Convertible notes to NEGMA
Statement Of Cash Flows Line Items
Number of shares to be returned	2,050,000
Provision to be paid to Biophytis	€ 378,000
Penalty payment to be received from investor	€ 41,000